BALANCE SHEET DETAILS (Tables)	12 Months Ended
Dec. 31, 2018
Balance Sheet Related Disclosures [Abstract]
Schedule of inventories
	December 31,	December 31,
	2018	2017
	(in thousands)
Inventories:
Raw materials	$1,665	$3,610
Work in process	2,992	2,674
Finished goods(1)	21,731	10,855
Total Inventory	$26,388	$17,139

(1)

Includes finished goods at customer sites of approximately $14.4 million and $10.6 million at December 31, 2018 and 2017, respectively, for which the customer has taken possession, but based on specific contractual terms, title has not yet passed to the customer and for which revenue has not yet been recognized.

Schedule of prepaid and other current assets

	December 31,	December 31,
	2018	2017
	(in thousands)
Prepaid and other current assets
Prepaid tax	$3,468	$3,927
Advance to suppliers (1)	982	6,542
Other receivable	794	983
Prepaid others	1,532	2,775
Total Prepaid and other current assets	$6,776	$14,227

(1)	The $6.5 million advance to supplier as of December 31, 2017 was for obtaining a price discount.

Schedule of property, plant and equipment, net

	December 31,	December 31,
	2018	2017
	(in thousands)
Property, plant and equipment, net:
Leasehold improvements	$1,893	$1,768
Automobiles	323	1,885
Computer and Software	4,878	6,028
Equipment and Furniture	23,556	25,681
Total	30,650	35,362
Less: accumulated depreciation	(29,392)	(33,648)
Total Property, plant and equipment, net	$1,258	$1,714

Schedule of other current liabilities
	December 31,	December 31,
	2018	2017
	(in thousands)
Other current liabilities:
Accrued contract costs(1)	$353	$7,734
Accrued payroll and compensation	5,224	7,040
Warranty costs	91	51
Accrued professional fees	602	897
Accrued other taxes	1,087	3,133
Other	3,154	4,891
Total other current liabilities	$10,511	$23,746

(1)	Accrued contract costs include $7.3 million cost related to product and service sales contracts from India as of December 31, 2017.

Schedule of other long-term liabilities
	December 31,	December 31,
	2018	2017
	(in thousands)
Other long-term liabilities
Non-current income tax payable	$1,327	$2,530
Other long-term liabilities	1,170	1,123
Total other long-term liabilities	$2,497	$3,653